UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	October 30, 2012

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       43

Form 13F Information Table value total:       $101381



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen Asia-Pac Income   COM              003009107       4368  561478SH       SOLE                 0       0 561478
Agilent Technologies, Inc. COM              00846U101        794   20640SH       SOLE                 0       0  20640
Amerisourcebergen Corp     COM              03073E105        827   21357SH       SOLE                 0       0  21357
Apple Computer Inc.        COM              037833100       1742    2612SH       SOLE                 0       0   2612
Caterpillar, Inc.          COM               149123101       751    8731SH       SOLE                 0       0   8731
Chevron Corporation        COM               166764100      1318   11307SH       SOLE                 0       0  11307
Church & Dwight Co Inc     COM               171340102      1177   21805SH       SOLE                 0       0  21805
Cognizant Tech Sol Cl A    CL A              192446102      1574   22514SH       SOLE                 0       0  22514
Conoco Phillips            COM              20825C104       1095   19147SH       SOLE                 0       0  19147
Deere & Company            COM               244199105       819    9932SH       SOLE                 0       0   9932
Eaton Corporation          COM               278058102       842   17820SH       SOLE                 0       0  17820
Exxon Mobil Corporation    COM              30231G102       1157   12656SH       SOLE                 0       0  12656
H.J. Heinz Company         COM               423074103      1143   20421SH       SOLE                 0       0  20421
IHS Inc.                   COM               451734107      1481   15216SH       SOLE                 0       0  15216
Int'l Business Machines    COM               459200101       470    2264SH       SOLE                 0       0   2264
iShares MSCI Australia IndeMSCI AUSTRALIA    464286103      1276   53631SH       SOLE                 0       0  53631
iShares MSCI Canada Idx    MSCI CDA INDEX    464286509      1331   46708SH       SOLE                 0       0  46708
iShares MSCI Hong Kong IndeMSCI HONG KONG    464286871      1313   72169SH       SOLE                 0       0  72169
iShares MSCI New Zealand   ZEALAND INVST     464289123      1411   41987SH       SOLE                 0       0  41987
iShares MSCI Singapore IndeMSCI SINGAPORE    464286673      1339   99862SH       SOLE                 0       0  99862
iShares MSCI South Korea   MSCI S KOREA      464286772      1222   20660SH       SOLE                 0       0  20660
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390       787   18487SH       SOLE                 0       0  18487
Lab Corp of America        COM              50540R409        944   10207SH       SOLE                 0       0  10207
Market Vectors AgribusinessAGRIBUS ETF      57060U605       4302   83058SH       SOLE                 0       0  83058
National Oilwell Varco     COM               637071101      1193   14895SH       SOLE                 0       0  14895
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209       2202   56258SH       SOLE                 0       0  56258
PPG Industries, Inc.       COM               693506107      1406   12246SH       SOLE                 0       0  12246
Rayonier, Inc.             COM               754907103      5165  105378SH       SOLE                 0       0 105378
Simon Ppty Group           COM               828806109      1298    8551SH       SOLE                 0       0   8551
Southern Company           COM               842587107      1092   23697SH       SOLE                 0       0  23697
SPDR Consumer Disc Sector  SBI CONS DISCR   81369Y407       3533   75500SH       SOLE                 0       0  75500
SPDR Consumer Staples      SBI CONS STPLS   81369Y308       1139   31791SH       SOLE                 0       0  31791
SPDR DJ Wilshire Total Mkt DJ TTL MKT ETF   78464A805        465    4339SH       SOLE                 0       0   4339
SPDR Dow Jones Lrg Cap     DJWS LARGE CAP   78464A854      20604  306054SH       SOLE                 0       0 306054
SPDR Dow Jones Mid Cap     DJWS MIDCAP      78464A847       9050  140308SH       SOLE                 0       0 140308
SPDR S&P 600 Small Cap     S&P 600 SML CAP  78464A813       4184   56398SH       SOLE                 0       0  56398
Teradata Corp              COM              88076W103       1637   21713SH       SOLE                 0       0  21713
Thermo Fisher Scientific   COM               883556102       957   16274SH       SOLE                 0       0  16274
Union Pacific Corporation  COM               907818108       866    7296SH       SOLE                 0       0   7296
Vanguard Emerging Market   MSCI EMR MKT ETF  922042858      2023   48481SH       SOLE                 0       0  48481
Vanguard Total Stock Mkt   TOTAL STK MKT     922908769       407    5527SH       SOLE                 0       0   5527
WisdomTree Div ex-FinancialDIV EX-FINL FD   97717W406       9363  166135SH       SOLE                 0       0 166135
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       1315   28668SH       SOLE                 0       0  28668
                                                          101381